Sales Financing Receivables And Loan Receivables (Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	¥ 9,077	¥ 9,321
31-60 days Past due	1,500	1,528
61-90 days past due	784	509
Greater than 90 days past due	3,356	2,866
Total past due	14,717	14,224
Current	360,122	341,130
Total	374,839	355,354
Retail Finance Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	204,593	193,985
Finance Lease Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	111,936	109,382
Long-Term Trade Accounts Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	58,310	51,987
North America | Retail Finance Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	7,586	8,061
31-60 days Past due	622	868
61-90 days past due	93	175
Greater than 90 days past due	802	895
Total past due	9,103	9,999
Current	194,625	183,986
Total	203,728	193,985
Other Areas | Retail Finance Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	865
Total	865
Japan | Finance Lease Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	67	67
31-60 days Past due	25	14
61-90 days past due	22	6
Greater than 90 days past due	80	94
Total past due	194	181
Current	8,572	9,485
Total	8,766	9,666
Japan | Long-Term Trade Accounts Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	925	834
31-60 days Past due	247	278
61-90 days past due	150	145
Greater than 90 days past due	1,097	1,515
Total past due	2,419	2,772
Current	55,809	49,215
Total	58,228	51,987
Asia Outside Japan | Finance Lease Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	499	359
31-60 days Past due	606	368
61-90 days past due	519	183
Greater than 90 days past due	1,377	362
Total past due	3,001	1,272
Current	100,169	98,444
Total	103,170	99,716
Asia Outside Japan | Long-Term Trade Accounts Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	82
Total	¥ 82